Summary of significant accounting policies - Business combinations and goodwill - Reconciliation of carrying amount of goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 1,501
Goodwill at end of period	$ 1,836
Lightmap Ltd
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	17.30%
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 1,501
Acquisition through business combination	46,950
Translation reserve	(332)
Goodwill at end of period	$ 1,836